Subsequent Events (Detail) (USD $)	0 Months Ended	1 Months Ended			9 Months Ended	12 Months Ended
	Feb. 02, 2012	Nov. 30, 2013	Nov. 30, 2012	Jul. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009		Jan. 31, 2013	Feb. 24, 2012	Oct. 31, 2011	Sep. 30, 2011	Apr. 30, 2011	Nov. 30, 2010	Mar. 31, 2010	Oct. 31, 2009	Dec. 31, 2006
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		100,000	300,000		2,797,400			3,246,450	[1]	93,402	[1]
Options granted Range of Exercise Prices (in Dollars per share)			$ 1.63		$ 1.02			$ 1.80	[1]	$ 9.64	[1]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			10 years				8 years 76 days
Share Price (in Dollars per share)							$ 0.60	$ 1.80				$ 1.20							$ 9.64
Private Placement, Number of Shares per Security												1
Stock Issued During Period, Shares, New Issues				5,454,523		9,201,684
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						4,600,842	1,902,750							50,000	1,310,000			25,444		141,500
Proceeds from Issuance of Private Placement (in Dollars)				$ 5,516,000	$ 5,516,495	$ 11,000,000
Warrant, Exercisable Term						5 years
Investment Warrants, Exercise Price (in Dollars per share)						$ 1.75
Payments of Stock Issuance Costs (in Dollars)				480,000		1,100,000				53,496
Damages to Investors, Maximum						12.00%
Damages to Investors, Maximum Amount (in Dollars)						1,300,000
Units Issued Purchased (in Shares)							38						54.3				567,203
Convertible Debt							3,805,500								1,310,000	2,000,000		4,071,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%						8.00%			4.50%				10.00%		10.00%		10.00%
Debt Instrument, Maturity	3 years
Convertible Notes Payable, Noncurrent	4,338,601				2,000,000		3,308,390
Non-Employee Directors [Member]
Proceeds from Issuance of Private Placement (in Dollars)						402,000
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Related Party Transaction, Maximum Amount of Milestone-Based Payments	800,000
Maximum [Member]
Related Party Transaction, Maximum Amount of Milestone-Based Payments	$ 1,600,000

[1]	All options granted during the years ended December 31, 2009 and 2010 were granted with exercise prices of $9.64 and $1.80 per share, respectively, which was deemed to be the fair market value of the Company's stock on the date of grant.